NOTES PAYABLE (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Aug. 07, 2017	Dec. 30, 2013
Unsecured loan payable			$ 50,000
Interest rate			15.00%
Required monthly repayment of principal and interest	$ 750	$ 750
Bruce Miller
Interest rate				12.00%
Demand Installment Loan				$ 56,978